Property, Plant, and Equipment - Useful Lives (Details)	Dec. 31, 2017 item
Lowest | Buildings
Useful Lives of Property, Plant, and Equipment
Useful lives	25
Lowest | Information technology equipment
Useful Lives of Property, Plant, and Equipment
Useful lives	2
Lowest | Office furniture
Useful Lives of Property, Plant, and Equipment
Useful lives	4
Lowest | Automobiles
Useful Lives of Property, Plant, and Equipment
Useful lives	4
Highest | Buildings
Useful Lives of Property, Plant, and Equipment
Useful lives	50
Highest | Information technology equipment
Useful Lives of Property, Plant, and Equipment
Useful lives	6
Highest | Office furniture
Useful Lives of Property, Plant, and Equipment
Useful lives	20
Highest | Automobiles
Useful Lives of Property, Plant, and Equipment
Useful lives	5